UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle Street

Suite 645

Chicago, IL  60610

 (Address of principal executive offices)

(Zip code)

Patrick W. Galley

325 N. LaSalle Street

Suite 645

Chicago, IL  60610

 (Name and address of agent for service)

Registrant's telephone number, including area code: (312) 832-1440

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	RiverNorth Core Opportunity Fund
	Schedule of Investments
	June 30, 2007 (Unaudited)

Shares/Description/% of Net Assets		Market Value

HOLDING & INVESTMENT COMPANIES - 11.15%
4,500	Brookfield Asset Management, Inc.	179,550
3,750	Covidien, Ltd*	161,625
8	Berkshire Hathaway, Inc.*	875,800
3,750	Tyco Electronics, Ltd.*	146,475
3,750	Tyco International, Ltd.	201,300

TOTAL FOR HOLDING & INVESTMENT COMPANIES (Cost $1,475,239) - 11.15%		$ 1,564,750

CLOSED-END FUNDS - 22.65%
24,949	Adams Express Co.	371,491
2,000	ASA Ltd.	129,120
20,000	Clough Global Opportunities Fund	357,600
13,700	DWS Global Commodities Stock Fund	255,094
7,600	Eaton Vance Senior Income Trust	65,132
15,500	Gabelli Dividend & Income Trust	346,270
23,000	MFS Intermediate Income Trust	139,150
40,000	Putnam Master Intermediate Income Trust	264,000
20,300	Tri-Continental Corp.	528,206
27,023	Western Asset Claymore U.S. Treasury Inflation Protected Securities Fund 2	311,845
23,046	Western Asset Emerging Markets Debt Fund	411,832

TOTAL FOR CLOSED-END FUNDS (Cost $3,068,648) - 22.65%		$ 3,179,740

EXCHANGE TRADED FUNDS - 40.47%
43,900	iShares MSCI Japan Index	636,989
11,000	iShares MSCI EAFE Index	888,470
29,125	iShares Russell 1000 Growth Index	1,724,491
4,700	iShares Russell Midcap Index	511,830
25,900	PowerShares Financial Preferred	624,449
20,840	PowerShares FTSE RAFI US 1000	1,294,789

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $5,570,488) - 40.47%		$ 5,681,018

SHORT TERM INVESTMENTS - 25.36%
3,559,099	Fidelity Institutional Money Market Fund - Class I 5.23% ** (Cost $3,559,099)	3,559,099

TOTAL INVESTMENTS (Cost $13,673,474) - 99.63%		$ 13,984,608

OTHER ASSETS LESS LIABILITIES- 0.37%		51,934

NET ASSETS - 100.00%		$ 14,036,542

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2007.

NOTES TO FINANCIAL STATEMENTS
RiverNorth Core Opportunity Fund
1. SECURITY TRANSACTIONS
At June 30, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,673,474 amounted to $311,134 which consisted of aggregate gross unrealized appreciation of
$620,453 and aggregate gross unrealized depreciation of $309,319.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Funds

By /s/Patrick W. Galley

*Patrick W. Galley,

President and Treasurer

Date  August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Patrick W. Galley

*Patrick W. Galley,

President and Treasurer

Date  August 23, 2007

* Print the name and title of each signing officer under his or her signature.